Other Investments (Schedule of Unrealized Gains and Losses Related to Equity Securities) (Detail) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Other Investments [Abstract]
Net gains and losses recognized during the period on equity securities	$ (2,435)
Less: Net gains and losses recognized during the period on equity securities sold during the period	0	$ 0
Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting date	$ (2,435)